Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Detail) - PHP (₱)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncurrent Assets
Financial assets at fair value through profit or loss	₱ 4,763,000,000
Debt instruments at amortized cost (Note 12)	150,000,000	₱ 0
Derivative financial assets – net of current portion (Note 27)	140,000,000		₱ 215,000,000
Financial assets at fair value through other comprehensive income – net of current portion	2,749,000,000
Other financial assets – net of current portion (Note 27)	2,275,000,000
Available-for-sale financial investments (Notes 6 and 11)			15,165,000,000
Investment in debt securities and other long-term investments – net of current portion (Note 12)	150,000,000		150,000,000
Advances and other noncurrent assets – net of current portion			13,855,000,000
Current Assets
Cash and cash equivalents (Note 15)	51,654,000,000		32,905,000,000	₱ 38,722,000,000	₱ 46,455,000,000
Short-term investments (Note 27)	1,165,000,000		1,074,000,000
Trade and other receivables (Note 16)	24,056,000,000		33,761,000,000
Current portion of derivative financial assets (Note 27)	183,000,000		171,000,000
Current portion of financial assets at fair value through other comprehensive income	1,604,000,000
Current portion of other financial assets (Notes 19 and 27)	7,008,000,000
Total assets	95,747,000,000		104,220,000,000
Current portion of investment in debt securities and other long-term investments (Note 12)			100,000,000
Current portion of advances and other noncurrent assets			6,824,000,000
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 20 and 27)	155,835,000,000		157,654,000,000
Customers’ deposits (Note 27)	2,194,000,000		2,443,000,000
Deferred credits and other noncurrent liabilities	3,088,000,000		5,680,000,000
Derivative financial liabilities – net of current portion (Note 27)			8,000,000
Current Liabilities
Accounts payable	72,818,000,000		58,490,000,000
Accrued expenses and other current liabilities	76,782,000,000		70,648,000,000
Current portion of interest-bearing financial liabilities (Notes 20, 24 and 27)	20,441,000,000		14,957,000,000
Dividends payable	1,533,000,000		1,575,000,000
Current portion of derivative financial liabilities (Note 27)	80,000,000		141,000,000
Total liabilities	332,771,000,000		311,596,000,000
Net assets (liabilities)	(237,024,000,000)		(207,376,000,000)
Financial liabilities carried at amortized cost [Member]
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 20 and 27)			157,654,000,000
Customers’ deposits (Note 27)			2,443,000,000
Deferred credits and other noncurrent liabilities			5,680,000,000
Current Liabilities
Accounts payable			58,490,000,000
Accrued expenses and other current liabilities			70,648,000,000
Current portion of interest-bearing financial liabilities (Notes 20, 24 and 27)			14,957,000,000
Dividends payable			1,575,000,000
Total liabilities			311,447,000,000
Net assets (liabilities)			(311,447,000,000)
Financial instruments at amortized cost [Member]
Noncurrent Assets
Debt instruments at amortized cost (Note 12)	150,000,000
Other financial assets – net of current portion (Note 27)	2,275,000,000
Current Assets
Cash and cash equivalents (Note 15)	51,654,000,000
Short-term investments (Note 27)	1,165,000,000
Trade and other receivables (Note 16)	24,056,000,000
Current portion of other financial assets (Notes 19 and 27)	175,000,000
Total assets	79,475,000,000
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 20 and 27)	155,835,000,000
Customers’ deposits (Note 27)	2,194,000,000
Deferred credits and other noncurrent liabilities	3,088,000,000
Current Liabilities
Accounts payable	72,818,000,000
Accrued expenses and other current liabilities	68,920,000,000
Current portion of interest-bearing financial liabilities (Notes 20, 24 and 27)	20,441,000,000
Dividends payable	1,533,000,000
Total liabilities	324,829,000,000
Net assets (liabilities)	(245,354,000,000)
Financial assets at fair value through profit or loss, category [member]
Noncurrent Assets
Financial assets at fair value through profit or loss	4,763,000,000
Derivative financial assets – net of current portion (Note 27)	140,000,000
Current Assets
Current portion of derivative financial assets (Note 27)	183,000,000
Current portion of other financial assets (Notes 19 and 27)	6,833,000,000
Total assets	11,919,000,000
Current Liabilities
Accrued expenses and other current liabilities	7,862,000,000
Current portion of derivative financial liabilities (Note 27)	80,000,000		90,000,000
Total liabilities	7,942,000,000		90,000,000
Net assets (liabilities)	3,977,000,000		(90,000,000)
Financial assets at fair value through other comprehensive income, category [member]
Noncurrent Assets
Financial assets at fair value through other comprehensive income – net of current portion	2,749,000,000
Current Assets
Current portion of financial assets at fair value through other comprehensive income	1,604,000,000
Total assets	4,353,000,000
Current Liabilities
Net assets (liabilities)	₱ 4,353,000,000
Loans and receivables, category [member]
Noncurrent Assets
Advances and other noncurrent assets – net of current portion			13,855,000,000
Current Assets
Cash and cash equivalents (Note 15)			32,905,000,000
Short-term investments (Note 27)			1,074,000,000
Trade and other receivables (Note 16)			33,761,000,000
Total assets			88,519,000,000
Current portion of investment in debt securities and other long-term investments (Note 12)			100,000,000
Current portion of advances and other noncurrent assets			6,824,000,000
Current Liabilities
Net assets (liabilities)			88,519,000,000
HTM investments [Member]
Noncurrent Assets
Investment in debt securities and other long-term investments – net of current portion (Note 12)			150,000,000
Current Assets
Total assets			150,000,000
Current Liabilities
Net assets (liabilities)			150,000,000
Derivatives Used For Hedging
Noncurrent Assets
Derivative financial assets – net of current portion (Note 27)			215,000,000
Current Assets
Current portion of derivative financial assets (Note 27)			171,000,000
Total assets			386,000,000
Noncurrent Liabilities
Derivative financial liabilities – net of current portion (Note 27)			8,000,000
Current Liabilities
Current portion of derivative financial liabilities (Note 27)			51,000,000
Total liabilities			59,000,000
Net assets (liabilities)			327,000,000
Available-for-sale financial investments [Member]
Noncurrent Assets
Available-for-sale financial investments (Notes 6 and 11)			15,165,000,000
Current Assets
Total assets			15,165,000,000
Current Liabilities
Net assets (liabilities)			₱ 15,165,000,000